As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022
(Address of principal executive offices) (Zip code)

Glen W. Albanese, The Needham Funds, Inc., 445 Park Avenue, New York, New York 10022
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2010 (Unaudited)
	Shares	Value
Common Stocks (95.2%)
Aerospace & Defense (1.5%)
Honeywell International, Inc.	20,000	$878,800
Sypris Solutions, Inc. *	356,200	1,104,220
		1,983,020
Biotechnology (1.3%)
Gilead Sciences, Inc. *†	50,000	1,780,500
Capital Markets (1.3%)
Financial Engines, Inc. *	50,000	664,000
Morgan Stanley	45,000	1,110,600
		1,774,600
Chemicals (1.0%)
Southwall Technologies, Inc. *†	728,000	1,383,200
Commercial Services & Supplies (0.4%)
Iron Mountain, Inc.	25,000	558,500
Communications Equipment (10.4%)
Anaren, Inc. *	12,500	209,875
Brocade Communications Systems, Inc. *	173,900	1,015,576
Comtech Telecommunications Corp. *	30,000	820,500
EMS Technologies, Inc. *	124,800	2,325,024
Emulex Corp. *	100,000	1,044,000
Oclaro, Inc. *	155,000	2,481,550
Viasat, Inc. *	145,000	5,960,950
		13,857,475
Computers & Peripherals (9.3%)
Compellent Technologies, Inc. *	126,000	2,290,680
Electronics for Imaging, Inc. *	160,000	1,939,200
Immersion Corp. *	300,000	1,773,000
Intevac, Inc. *	123,375	1,234,984
Seagate Technology PLC *	200,000	2,356,000
Super Micro Computer, Inc. *	275,000	2,857,250
		12,451,114
Electronic Equipment, Instruments & Components (8.9%)
Electro Scientific Industries, Inc. *	342,000	3,799,620
IPG Photonics Corp. *	70,000	1,689,800
Jabil Circuit, Inc.	150,000	2,161,500
Newport Corp. *	222,000	2,517,480
Orbotech Ltd. *	65,000	648,700
Vishay Intertechnology, Inc. *†	100,000	968,000
Vishay Precision Group, Inc. *†	7,142	111,487
		11,896,587
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	10,000	616,100
Health Care Equipment & Supplies (12.3%)
Becton Dickinson and Co.	47,000	3,482,700
CONMED Corp. *	110,000	2,465,100
Covidien PLC	43,750	1,758,313
Hansen Medical, Inc. *	288,650	412,770
Palomar Medical Technologies, Inc. *	100,000	1,033,000
TomoTherapy, Inc. *	300,000	1,056,000
Varian Medical Systems, Inc. *	70,000	4,234,999
Volcano Corp. *	75,000	1,948,500
		16,391,382
Health Care Providers & Services (8.4%)
Express Scripts, Inc. *	230,000	11,201,000
Hotels, Restaurants & Leisure (0.3%)
Morton's Restaurant Group, Inc. *	85,000	415,650
Internet Software & Services (1.8%)
QuinStreet, Inc. *	125,000	1,878,750
Soundbite Communications, Inc. *	170,700	460,890
SPS Commerce, Inc. *	4,500	57,690
		2,397,330
IT Services (1.2%)
SAIC, Inc. *	100,000	1,598,000
Life Sciences Tools & Services (4.1%)
Thermo Fisher Scientific, Inc. *†	115,000	5,506,200
Media (1.0%)
Comcast Corp.	75,000	1,356,000
Oil, Gas & Consumable Fuels (0.9%)
Chesapeake Energy Corp.	50,000	1,132,500
Professional Services (0.5%)
Resources Connection, Inc.	50,000	688,000
Semiconductors & Semiconductor Equipment (18.1%)
Advanced Analogic Technologies, Inc. *	126,025	442,348
Anadigics, Inc. *	210,000	1,278,900
ATMI, Inc. *	60,000	891,600
Brooks Automation, Inc. *	946,995	6,354,336
Entegris, Inc. *	300,000	1,401,000
Entropic Communications, Inc. *	359,830	3,454,368
Formfactor, Inc. *	150,000	1,290,000
Ikanos Communications, Inc. *	100,000	119,000
Lattice Semiconductor Corp. *	300,000	1,425,000
MIPS Technologies, Inc. *	150,000	1,459,500
MKS Instruments, Inc. *	100,000	1,798,000
National Semiconductor Corp.	50,000	638,500
Nova Measuring Instruments Ltd. *	200,000	1,190,000
PDF Solutions, Inc. *	282,900	1,046,730
TriQuint Semiconductor, Inc. *†	125,000	1,200,000
		23,989,282
Software (5.3%)
Actuate Corp. *†	678,146	3,492,452
BroadSoft, Inc. *	10,543	91,302
Parametric Technology Corp. *	175,000	3,419,500
		7,003,254
Specialty Retail (5.9%)
CarMax, Inc. *	200,000	5,572,000
Dick's Sporting Goods, Inc. *†	80,000	2,243,200
		7,815,200
Textiles, Apparel & Luxury Goods (0.8%)
Luxottica Group SpA - ADR	40,000	1,091,200
Total Common Stocks
(Cost $100,093,656)		126,886,094

Short-Term Investment (4.9%)
Money Market Fund (4.9%)
Dreyfus Treasury Prime Cash
Management, 0.00% (a)
(Cost $6,496,279)	6,496,279	$6,496,279

Total Investments (100.1%)
(Cost $106,589,935)		133,382,373
Total Securities Sold Short (-8.4%)
(Proceeds $10,684,410)		(11,158,617)
Other Assets in Excess of Liabilities (8.3%)		11,052,285
Net Assets (100.0%)		$133,276,041

(a) Rate shown is the seven day yield as of September 30, 2010.
* Non-income producing security.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $7,322,808.
ADR American Depositary Receipt.
SpA Societa per Azioni (Italian corporation)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedules of Investments and Schedules of Securities Sold Short.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)
	Shares	Value
Securities Sold Short (-7.6%)
Airlines (-0.8%)
Allegiant Travel Co.	25,000	$1,058,000
Auto Components (-0.3%)
Drew Industries, Inc. *	20,700	431,802
Chemicals (-1.0%)
Balchem Corp.	45,000	1,388,700
Computers & Peripherals (-0.3%)
Isilon Systems, Inc. *	20,000	445,600
Electronic Equipment, Instruments & Components (-0.7%)
DTS, Inc. *	25,000	954,250
Health Care Technology (-0.2%)
Computer Programs & Systems, Inc.	7,000	297,990
Professional Services (-0.8%)
Advisory Board Co. *	22,500	993,375
Road & Rail (-0.5%)
Genesee & Wyoming, Inc. *	15,000	650,850
Semiconductors & Semiconductor Equipment (-1.5%)
KLA-Tencor Corp.	40,000	1,409,200
NVIDIA Corp. *	25,000	292,000
Teradyne, Inc. *	30,000	334,200
		2,035,400
Software (-1.0%)
ANSYS, Inc. *	30,000	1,267,500
Specialty Retail (-0.5%)
Gymboree Corp. *	15,000	623,100
Total Securities Sold Short
(Proceeds $9,689,477)		10,146,567

Exchange Traded Funds Sold Short (0.8%)
Funds, Trusts & Other Financial Vehicles (0.8%)
iShares Russell 2000 Index Fund
(Proceeds $994,933)	15,000	1,012,050

Total Securities & Exchange
Traded Funds Sold Short (Proceeds $10,684,410)		11,158,617

Total Securities & Exchange
Traded Funds Sold Short (-8.4%)		(11,158,617)

Total Investments (100.1%)		133,382,373

Other Assets in
Excess of Liabilities (8.3%)		11,052,285
Net Assets (100.0%)		$133,276,041

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedules of Investments and Schedules of Securities Sold Short.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2010 (Unaudited)
	Shares	Value
Common Stocks (96.5%)
Aerospace & Defense (1.7%)
Precision Castparts Corp. †	5,500	$700,425
Biotechnology (3.0%)
Gilead Sciences, Inc. *	35,000	1,246,350
Capital Markets (0.6%)
Financial Engines, Inc. *	20,000	265,600
Commercial Services & Supplies (3.3%)
Iron Mountain, Inc.	56,000	1,251,040
Ritchie Bros Auctioneers, Inc.	6,000	124,620
		1,375,660
Communications Equipment (10.3%)
Anaren, Inc. *	5,000	83,950
Brocade Communications Systems, Inc. *	86,950	507,788
Comtech Telecommunications Corp. *	15,000	410,250
EMS Technologies, Inc. *	16,875	314,381
Emulex Corp. *	70,000	730,800
Oclaro, Inc. *	75,000	1,200,750
Powerwave Technologies, Inc. *	145,000	263,900
Viasat, Inc. *	20,000	822,200
		4,334,019
Computers & Peripherals (14.7%)
Apple, Inc. *†	3,750	1,064,062
Compellent Technologies, Inc. *	45,000	818,100
Electronics for Imaging, Inc. *	70,000	848,400
Immersion Corp. *	100,000	591,000
Intevac, Inc. *	75,900	759,759
Netezza Corp. *	4,200	113,190
Seagate Technology PLC *	15,000	176,700
Super Micro Computer, Inc. *	95,430	991,518
Xyratex Ltd. *	55,000	816,200
		6,178,929
Electronic Equipment, Instruments & Components (7.0%)
Electro Scientific Industries, Inc. *	25,000	277,750
IPG Photonics Corp. *	6,660	160,772
Jabil Circuit, Inc.	75,000	1,080,750
LeCroy Corp. *	30,000	237,000
Newport Corp. *	30,000	340,200
Trimble Navigation Ltd *	17,500	613,200
Vishay Intertechnology, Inc. *†	20,000	193,600
Vishay Precision Group, Inc. *†	1,428	22,291
		2,925,563
Health Care Equipment & Supplies (11.2%)
Becton Dickinson and Co.	8,000	592,800
Gen-Probe, Inc. *	10,000	484,600
Hansen Medical, Inc. *	46,100	65,923
LeMaitre Vascular, Inc. *	54,180	381,969
NuVasive, Inc. *	18,000	632,520
Palomar Medical Technologies, Inc. *	25,000	258,250
Solta Medical, Inc. *†	163,279	326,558
TomoTherapy, Inc. *†	20,000	70,400
Varian Medical Systems, Inc. *	16,000	968,000
Volcano Corp. *	35,000	909,300
		4,690,320
Health Care Providers & Services (4.0%)
Alliance HealthCare Services, Inc. *	125,000	572,500
Express Scripts, Inc. *	18,000	876,600
Gentiva Health Services, Inc. *	10,000	218,500
		1,667,600
Health Care Technology (1.5%)
athenahealth, Inc. *	10,000	330,200
Omnicell, Inc. *	24,200	316,536
		646,736
Hotels, Restaurants & Leisure (0.3%)
Morton's Restaurant Group, Inc. *	28,275	138,265
Internet Software & Services (1.7%)
QuinStreet, Inc. *	30,000	450,900
Soundbite Communications, Inc. *	85,300	230,310
SPS Commerce, Inc. *	1,200	15,384
		696,594
Pharmaceuticals (1.5%)
ISTA Pharmaceuticals, Inc. *	150,000	615,000
Professional Services (0.7%)
Resources Connection, Inc.	21,250	292,400
Semiconductors & Semiconductor Equipment (26.2%)
Advanced Analogic Technologies, Inc. *	125,000	438,750
Anadigics, Inc. *†	140,000	852,600
ATMI, Inc. *	40,000	594,400
Brooks Automation, Inc. *	150,000	1,006,500
Entegris, Inc. *	185,000	863,950
Entropic Communications, Inc. *	158,945	1,525,873
Fairchild Semiconductor International *	10,000	94,000
FEI Co. *	30,000	587,100
Formfactor, Inc. *	140,000	1,204,000
Ikanos Communications, Inc. *	125,000	148,750
Lattice Semiconductor Corp. *	145,000	688,750
Linear Technology Corp.	2,500	76,825
MIPS Technologies, Inc. *	85,000	827,050
MKS Instruments, Inc. *	20,250	364,095
Nova Measuring Instruments Ltd. *	95,000	565,250
PDF Solutions, Inc. *	133,400	493,580
Supertex, Inc. *	5,000	110,600
TriQuint Semiconductor, Inc. *†	55,000	528,000
		10,970,073
Software (5.4%)
Actuate Corp. *†	235,000	1,210,250
Bottomline Technologies, Inc. *	32,280	495,821
BroadSoft, Inc. *	2,688	23,278
Parametric Technology Corp. *	27,000	527,580
		2,256,929
Specialty Retail (2.8%)
CarMax, Inc. *	22,500	626,850
Dick's Sporting Goods, Inc. *†	20,000	560,800
		1,187,650
Textiles, Apparel & Luxury Goods (0.6%)
Luxottica Group SpA - ADR	10,000	272,800
Total Common Stocks
(Cost $31,754,786)		40,460,913

Short-Term Investment (4.4%)
Money Market Fund (4.4%)
Dreyfus Treasury Prime Cash
Management 0.00% (a)
(Cost $1,822,214)	1,822,214	$1,822,214

Total Investments (100.9%)
(Cost $33,577,000)		42,283,127
Total Securities Sold Short (-8.1%)
(Proceeds $3,235,190)		(3,404,069)
Other Assets in
Excess of Liabilities (7.2%)		3,044,695
Net Assets (100.0%)		$41,923,753

(a) Rate shown is the seven day yield as of September 30, 2010.
* Non-income producing security.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,906,378.
ADR American Depositary Receipt.
SpA Societa per Azioni (Italian corporation)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedules of Investments and Schedules of Securities Sold Short.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)
	Shares	Value
Securities Sold Short (-7.3%)
Airlines (-0.4%)
Allegiant Travel Co.	3,500	$148,120
Auto Components (-0.4%)
Drew Industries, Inc. *	7,400	154,364
Chemicals (-0.3%)
Balchem Corp.	4,500	138,870
Computers & Peripherals (-0.6%)
Isilon Systems, Inc. *	11,500	256,220
Electronic Equipment, Instruments & Components (-0.7%)
DTS, Inc. *	7,500	286,275
Health Care Technology (-0.5%)
Computer Programs & Systems, Inc.	5,000	212,850
Professional Services (-0.8%)
Advisory Board Co. *	7,500	331,125
Road & Rail (-0.5%)
Genesee & Wyoming, Inc. *	5,000	216,950
Semiconductors & Semiconductor Equipment (-1.6%)
KLA-Tencor Corp.	11,500	405,145
NVIDIA Corp. *	15,000	175,200
Teradyne, Inc. *	10,000	111,400
		691,745
Software (-1.0%)
ANSYS, Inc. *	10,000	422,500
Specialty Retail (-0.5%)
Gymboree Corp. *	5,000	207,700
Total Securities Sold Short
(Proceeds $2,903,546)		3,066,719

Exchange Traded Funds Sold Short (-0.8%)
iShares Russell 2000 Index Fund
(Proceeds $331,644)	5,000	337,350

Total Securities & Exchange
Traded Funds Sold Short
(Proceeds $3,235,190)		3,404,069

Total Securities & Exchange
Traded Funds Sold Short (-8.1%)		(3,404,069)

Total Investments (100.9%)		42,283,127

Other Assets in
Excess of Liabilities (7.2%)		3,044,695

Net Assets (100.0%)		$41,923,753

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedules of Investments and Schedules of Securities Sold Short.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2010 (Unaudited)
	Shares	Value
Common Stocks (74.6%
Aerospace & Defense (1.7%)
Applied Signal Technology, Inc.	27,000	$671,760
Capital Markets (0.7%)
Financial Engines, Inc. *	20,000	265,600
Communications Equipment (8.4%)
Anaren, Inc. *	45,000	755,550
Brocade Communications Systems, Inc. *	65,300	381,352
Comtech Telecommunications Corp. *	10,000	273,500
EMS Technologies, Inc. *	50,000	931,500
Emulex Corp. *	70,000	730,800
Viasat, Inc. *	5,000	205,550
		3,278,252
Computers & Peripherals (12.0%)
Compellent Technologies, Inc. *	45,000	818,100
Electronics for Imaging, Inc. *	25,000	303,000
Immersion Corp. *	60,000	354,600
Intevac, Inc. *	65,900	659,659
Netezza Corp. *	5,000	134,750
Seagate Technology PLC *	60,000	706,800
Super Micro Computer, Inc. *	81,600	847,824
Xyratex Ltd. *	60,000	890,400
		4,715,133
Electronic Equipment, Instruments & Components (5.9%)
Electro Scientific Industries, Inc. *	70,000	777,700
IPG Photonics Corp. *	30,000	724,200
Newport Corp. *†	55,000	623,700
X-Rite, Inc. *†	50,000	189,500
		2,315,100
Energy Equipment & Services (0.3%)
CE Franklin Ltd. *	18,300	122,793
Health Care Equipment & Supplies (8.4%)
CONMED Corp. *	40,000	896,400
Hansen Medical, Inc. *	96,250	137,638
NuVasive, Inc. *	20,000	702,800
Palomar Medical Technologies, Inc. *†	70,000	723,100
Solta Medical, Inc. *†	125,000	250,000
TomoTherapy, Inc. *†	90,000	316,800
Volcano Corp. *	10,000	259,800
		3,286,538
Health Care Providers & Services (1.7%)
Alliance HealthCare Services, Inc. *†	150,000	687,000
Health Care Technology (5.9%)
Allscripts Healthcare Solutions, Inc. *	45,000	831,150
athenahealth, Inc. *	25,000	825,500
MedAssets, Inc. *	400	8,416
Omnicell, Inc. *	50,000	654,000
		2,319,066
Internet Software & Services (2.0%)
QuinStreet, Inc. *	40,000	601,200
Soundbite Communications, Inc. *†	68,300	184,410
		785,610
IT Services (0.7%)
Euronet Worldwide, Inc. *	15,000	269,850
Semiconductors & Semiconductor Equipment (21.0%)
Anadigics, Inc. *†	70,000	426,300
ATMI, Inc. *†	70,000	1,040,199
Brooks Automation, Inc. *†	150,000	1,006,500
Cyberoptics Corp. *	15,000	136,350
Entegris, Inc. *†	160,000	747,200
Entropic Communications, Inc. *	103,945	997,872
FEI Co. *	35,000	684,950
Formfactor, Inc. *	90,000	774,000
Ikanos Communications, Inc. *	100,000	119,000
Lattice Semiconductor Corp. *	120,000	570,000
Mattson Technology, Inc. *†	56,550	155,513
MKS Instruments, Inc. *	14,250	256,215
Nova Measuring Instruments Ltd. *	65,000	386,750
PDF Solutions, Inc. *†	60,000	222,000
PLX Technology, Inc. *†	100,000	362,000
TriQuint Semiconductor, Inc. *	35,000	336,000
		8,220,849
Software (3.3%)
Actuate Corp. *	170,000	875,500
Callidus Software, Inc. *	100,000	427,000
		1,302,500
Specialty Retail (1.5%)
American Eagle Outfitters, Inc.	40,000	598,400
Textiles, Apparel & Luxury Goods (1.1%)
True Religion Apparel, Inc. *	20,000	426,800
Total Common Stocks
(Cost $24,671,989)		29,265,251

Short-Term Investment (18.8%)
Money Market Fund (18.8%)
Dreyfus Treasury Prime Cash
Management, 0.00% (a)
(Cost $7,382,940)	7,382,940	$7,382,940

Total Investments (93.4%)
(Cost $32,054,929)		36,648,191

Total Securities Sold Short (-7.0%)
(Proceeds $2,603,918)		(2,762,759)
Other Assets in Excess
of Liabilities (13.6%)		5,343,278
Net Assets (100.0%)		$39,228,710

(a) Rate shown is the seven day yield as of September 30, 2010.
* Non-income producing security.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,382,303.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedules of Investments and Schedules of Securities Sold Short.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)
	Shares	Value
Securities Sold Short (-6.2%)
Auto Components (-0.5%)
Drew Industries, Inc. *	8,900	$185,654
Electronic Equipment, Instruments & Components (-1.4%)
DTS, Inc. *	14,000	534,380
Professional Services (-1.1%)
Advisory Board Co. *	10,000	441,500
Road & Rail (-1.1%)
Genesee & Wyoming, Inc. *	10,000	433,900
Semiconductors & Semiconductor Equipment (-1.6%)
KLA-Tencor Corp.	15,000	528,450
Teradyne, Inc. *	10,000	111,400
		639,850
Software (-0.5%)
ANSYS, Inc. *	4,500	190,125
Total Securities Sold Short
(Proceeds $2,272,274)		2,425,409

Exchange Traded Funds Sold Short (-0.8%)
iShares Russell 2000 Index Fund
(Proceeds $331,644)	5,000	337,350

Total Securities & Exchange
Traded Funds Sold Short
(Proceeds $2,603,918)		2,762,759

Total Securities & Exchange
Traded Funds Sold Short (-7.0%)		(2,762,759)

Total Investments (93.4%)		36,648,191

Other Assets in
Excess of Liabilities (13.6%)		5,343,278

Net Assets (100.0%)		$39,228,710

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedules of Investments and Schedules of Securities Sold Short.

Needham Funds
Notes to Schedules of Investments and Schedules of Securities Sold Short
September 30, 2010
(Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) as a non-diversified, open-end management investment company.  The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its Schedules of Investments and Schedules of Securities Sold Short (“Schedules”).  These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made.  Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable.  Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices.  All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the ‘‘Board’’).  The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee.  Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions.  The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.  Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts.  Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolios entering into offsetting commitments.  These instruments involve market risk, credit risk, or both kinds of risks.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.  The Portfolios did not enter into forward currency contracts during the nine months ended September 30, 2010.

Use of Estimates: The preparation of schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial schedules. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

     Level 1 —  quoted prices in active markets for identical assets.

     Level 2 —  other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 —  significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of September 30, 2010, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices (1)
	NGF	NAGF	NSCGF
Assets
Common Stocks (2)	$126,886,094	$40,460,913	$29,265,251
Short-Term Investments	6,496,279	1,822,214	7,382,940
Liabilities
Securities Sold Short (2)	(11,158,617)	(3,404,069)	(2,762,759)
Total	$122,223,756	$38,879,058	$33,885,432
(1) As of September 30, 2010, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments to view segregation by industry.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06  (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures - Overall”.  New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity in fair value measurements is effective for interim and fiscal periods beginning after December 15, 2010.  The Fund has adopted a policy of recognizing significant transfers between Level 1 and Level 2 at the reporting period end.  For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815, formerly SFAS 133, SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows.  The Portfolios did not use derivatives during the nine months ended September 30, 2010.

4.	Temporary Borrowings

The Company has entered into an agreement with JPMorgan Chase Bank, N.A. (formerly Custodial Trust Company) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.  Interest is calculated daily based on the Federal Funds Rate plus one percent.  Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the nine months ended September 30, 2010.

5.	Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.  A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

There were no repurchase agreement transactions by the Portfolios for the nine months ended September 30, 2010.

6.	Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline.  Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others.  Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on or before a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform.  For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by the premium paid.  The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.  Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions.  When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written.  If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss.  If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts. Such contracts include written put and call options, where the Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty.  The maximum payout for the written put option contracts is limited to the number of contracts written and the related strike prices, respectively.  The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises.  Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The Portfolios did not have written options during the nine months ended September 30, 2010.

7.	Short Sale Transactions

During the nine months ended September 30, 2010, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2010, the market value of securities separately segregated to cover short positions was approximately $7,322,808, $3,906,378 and $2,382,303 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $11,089,031, $3,198,101 and $2,943,458 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2010 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

8.	Indemnification

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.  The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Federal Income Taxes

As of September 30, 2010, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$96,145,407	$36,593,500	$(10,515,151)	$26,078,349
NAGF	30,366,966	9,850,399	(1,338,307)	8,512,092
NSCGF	29,471,229	5,177,247	(763,044)	4,414,203

 The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses.

10.	Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By   /s/ George A. Needham
        George A. Needham, President (Principal Executive Officer)

Date         11/23/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ George A. Needham
        George A. Needham, President (Principal Executive Officer)

Date         11/23/2010

By   /s/ Glen W. Albanese
        Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date         11/23/2010